CASH FLOW STATEMENTS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Profit (Loss) for the year before income tax and social contribution	R$ (6,979,950)	R$ 10,620,784	R$ 1,396,363
Adjustments to reconcile profit (Loss) to cash generated by operations:
Depreciation and amortization	4,576,919	3,987,775	3,621,342
Net exchange and monetary changes	2,638,556	3,363,144	3,342,161
Results from acquisitions and divestments	7,229,469	0	0
Financial charges	7,712,001	5,865,332	6,095,390
Result of equity method investments	(1,913,039)	(2,503,207)	(2,062,090)
Other income and expenditure	(459,000)	(136,540)	(651,280)
Transmission revenues	(20,115,785)	(19,292,579)	(17,432,037)
Construction cost – transmission	5,065,204	4,286,914	3,291,132
Regulatory remeasurements – transmission contracts	4,081,630	(6,129,771)	12,144
Operating provisions (reversals)	635,737	(180,019)	2,481,054
Fixed and intangible assets write off	(264,277)	157,248	632,441
Results from hedged debt and derivatives	3,335,117	1,940,087	1,521,637
Other	469,521	894,482	637,869
Adjustments to reconcile profit with cash generated by operations	12,992,053	(7,747,134)	1,489,763
(Increases) / decreases in operating assets
Accounts Receivable, net	223,722	1,111,674	(927,096)
Reimbursement right	918,862	752,350	473,496
Others	455,268	673,834	109,683
(Accruals) / decreases in operating assets	1,597,852	2,537,858	(343,917)
Increases / (decreases) in operating liabilities
Suppliers	856,267	(614,240)	(526,425)
Payroll	(358,609)	(775,899)	(813,498)
Regulatory fees	(235,979)	365,508	(280,680)
Others	(995,255)	(605,675)	55,710
Increases / (decreases) in operating liabilities	(733,576)	(1,630,306)	(1,564,893)
Payment of interests	(5,831,609)	(6,650,869)	(5,512,449)
Receipt of allowed annual revenue – RAP	18,714,804	19,248,186	18,287,910
Receipt of dividends and interest on equity	1,549,021	1,506,336	1,329,703
Payment of judicial contingencies	(5,272,014)	(3,776,063)	(2,672,962)
Securities and restricted deposits	(410,453)	195,871	(733,354)
Payment of income tax and social contribution	(708,608)	(1,488,382)	(2,930,778)
Supplementary social security	(407,690)	(430,698)	(510,048)
Net cash provided by operating activities	14,509,830	12,385,583	8,235,338
FINANCING ACTIVITIES
Loans and borrowings obtained and debentures obtained	8,032,447	29,965,839	11,821,045
Payment of loans and financing and debentures - principal	(11,312,024)	(16,009,832)	(13,763,329)
Payment of dividends and interest on equity	(12,186,149)	(1,307,858)	(864,192)
Payment to dissenting shareholders – merge of shares	0	0	(226,057)
Repurchase of shares	(36,728)	(115,099)	(1,967,218)
Payment of obligations with CDE and revitalization of basins - principal	(2,575,565)	(1,974,965)	(1,433,816)
Payment of leases – principal	(50,980)	(757,196)	(765,525)
Others	(962,193)	0	443,961
Net cash from (used in) financing activities	(19,091,192)	9,800,889	(6,755,131)
INVESTING ACTIVITIES
Receipt of loans and financing	447,231	12,675	982,425
Receipt of financial charges	209,698	57,665	172,457
Acquisition of property, plant and equipment	(2,065,524)	(3,099,474)	(3,862,770)
Acquisition of intangible assets	(443,199)	(425,891)	(258,371)
Marketable Securities, net	(1,863,470)	(3,064,434)	3,143,232
Interest Received - Marketable Securities	740,985	529,802	4,066,478
Acquisition of Debentures	0	0	(450,000)
Transmission infrastructure – contractual asset	(4,914,869)	(4,286,914)	(3,269,358)
Acquisition / capital injection in shareholdings, net of cash acquired	(247,695)	(176,643)	(1,439,478)
Receipt from disposal/acquisition of assets	3,301,759	2,449,160	907,004
Acquisition of subsidiary, net of cash acquired	(320,636)	0	0
Other	(417,580)	(656,267)	(116,617)
Net cash used in investing activities of continuing operations	(5,573,300)	(8,660,321)	(124,998)
Net cash provided by investing in activities of discontinued operations	0	0	952,036
Net cash provided by (used in) investing activities	(5,573,300)	(8,660,321)	827,038
Decrease/Increase in cash and cash equivalents	(10,154,662)	13,526,151	2,307,245
Cash and cash equivalents at the beginning of the fiscal year	26,572,522	13,046,371	10,739,126
Cash and cash equivalents at the end of the year	16,417,860	26,572,522	13,046,371
Increase in cash and cash equivalents from discontinued operations	R$ 0	R$ 0	R$ 952,036